Income taxes - Movement of the valuation allowance (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Income taxes
Balance at the beginning of the year	¥ (226,317,275)	$ (31,005,340)	¥ (214,884,582)	¥ (113,394,230)
Addition	(86,384,559)	(11,834,636)	(20,828,173)	(101,665,571)
Reductions	4,799,255	657,496	9,395,480	175,219
Net change in the valuation allowance	(81,585,304)	(11,177,140)	(11,432,693)	(101,490,352)
Balance at the end of the year	(307,902,579)	(42,182,480)	(226,317,275)	(214,884,582)
Operating loss carry forwards from subsidiaries	178,363,447		227,566,693		$ 24,435,692
Tax benefit on operating loss carry forwards	0		883,214	805,389
Tax benefits utilized amount	233,258		4,876,301	3,927,259	31,956
Advertising and market related expenses carryforwards	0		8,239,531	0
Deferred tax expense	81,585,304	11,177,140	11,432,693	¥ 101,490,352
Valuation allowance for change in judgment	16,931,438	2,319,597
Valuation allowance for certain deferred tax assets deemed unrecoverable	67,447,028	9,240,205
Valuation allowance for changes in deferred tax assets	¥ 2,793,162	$ 382,662
Withholding tax rate on dividends (as a percent)	10.00%	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%	25.00%
Deferred tax liabilities, earnings	¥ 58,600,000		16,500,000		8,028,167
Withholding tax on distributed earnings	15,650,000	$ 2,144,041
Unrecognized deferred tax liabilities	¥ 425,568,636		376,182,906		$ 58,302,664
Unrecognized deferred tax liabilities, tax rate	10.00%				10.00%
Subsidiaries and VIEs and subsidiaries of the VIEs
Income taxes
Undistributed earnings on subsidiaries	¥ 4,255,686,362		¥ 3,761,829,057		$ 583,026,641